Other liabilities - Disclosure of other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Payables for buy-back agreements, current	€ 5,313	€ 4,607
Payables for buy-back agreements, non-current	2,576	2,780
Payables for buy-back agreements	7,889	7,387
Accrued expenses and deferred income, current	6,323	5,015
Accrued expenses and deferred income, non-current	789	882
Accrued expenses and deferred income	7,112	5,897
Indirect tax payables, current	1,354	1,416
Indirect tax payables, non-current	7	10
Indirect tax payables	1,361	1,426
Payables to personnel, current	1,749	1,779
Payables to personnel, non-current	2	0
Payables to personnel	1,751	1,779
Social security payables, current	472	563
Social security payables, non-current	2	6
Social security payables	474	569
Service contract liability, current	744	713
Service contract liability, non-current	1,444	2,017
Service contract liability	2,188	2,730
Derivative operating liabilities - current	150	600
Derivative operating liabilities, non-current	27	57
Derivatives operating liability	177	657
Other, current	3,160	2,865
Other, non-current	628	228
Other	3,788	3,093
Total Other liabilities, current	19,265	17,558
Total Other liabilities, non-current	5,475	5,980
Total Other liabilities	€ 24,740	€ 23,538